Equity - Schedule of Warrants (Details) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 28, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Total Warrants
Beginning Balance		4,909,066	3,075,470
Issued			3,329,812
Exercised			(1,496,216)
Ending Balance	473,486	8,495,316	4,909,066	3,075,470
Weighted Average Remaining Term
Outstanding at the beginning (in years)		4 years 1 month 2 days	3 years 8 months 26 days	4 years 4 months 2 days
Issued (in years)			3 years
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)		$ 1.78	$ 1.09
Issued (in dollars per share)			3.19
Exercised (in dollars per share)			(3.19)
Outstanding at the end (in dollars per share)		$ 24.78	$ 1.78	$ 1.09
Aggregate Intrinsic Value
Outstanding at the beginning (in dollars)		$ 244,574,345	$ 150,955,963
Issued (in dollars)			111,082,528
Exercised (in dollars)			(49,913,766)
Outstanding at the end (in dollars)		$ 42,385,824	$ 244,574,345	$ 150,955,963
Legacy NeuroRx Warrants
Total Warrants
Issued		3,586,250
Weighted Average Remaining Term
Issued (in years)		5 years
Weighted Average Exercise Price
Issued (in dollars per share)		$ 11.50
Aggregate Intrinsic Value
Issued (in dollars)		$ 45,724,688
Substitute Warrants
Weighted Average Exercise Price
Outstanding at the end (in dollars per share)		$ 2.50
Public Warrants
Total Warrants
Ending Balance		3,450,000
Weighted Average Exercise Price
Outstanding at the end (in dollars per share)		$ 11.50
Placement Warrants
Total Warrants
Ending Balance		136,250
As Previously Reported
Total Warrants
Beginning Balance			620,055	57,473
Ending Balance				620,055
Weighted Average Remaining Term
Outstanding at the beginning (in years)				11 years 29 days
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)			$ 14.61	$ 8.38
Outstanding at the end (in dollars per share)				$ 14.61
Aggregate Intrinsic Value
Outstanding at the beginning (in dollars)			$ 22,127,594
Outstanding at the end (in dollars)				$ 22,127,594
Adjustment
Total Warrants
Beginning Balance			2,455,415
Ending Balance				2,455,415
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)			$ (13.53)
Outstanding at the end (in dollars per share)				$ (13.53)